Financial assets held to maturity	12 Months Ended
Dec. 31, 2017
Financial Assets Held To Maturity [Line Items]
Disclosure of held-to-maturity [text block]

b) Financial assets held to maturity

CHF million	31.12.17	31.12.16

Financial assets held to maturity by issuer type
Debt instruments
Government and government agencies	7,476	7,416
of which: USA	4,833	4,688
of which: Germany	1,682	1,708
of which: France	669	867
Banks	1,689	1,873
Total financial assets held to maturity	9,166	9,289

UBS AG
Financial Assets Held To Maturity [Line Items]
Disclosure of held-to-maturity [text block]

b) Financial assets held to maturity

CHF million	31.12.17	31.12.16

Financial assets held to maturity by issuer type
Debt instruments
Government and government agencies	7,476	7,416
of which: USA	4,833	4,688
of which: Germany	1,682	1,708
of which: France	669	867
Banks	1,689	1,873
Total financial assets held to maturity	9,166	9,289